TAXES ON INCOME	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 14:-TAXES ON INCOME

a.General:

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2020	2019

Beginning balance	$5,597	$3,214
Additions for prior year tax positions	657	484
Additions for current year tax positions	871	1,899

Ending balance	$7,125	$5,597

As of December 31, 2020, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

The Company adjusts the unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available.

During the years ended December 31, 2020, 2019 and 2018 amounts of $657, $484 and $(88), respectively, were added (deducted from) to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2020, and 2019, the Company had accrued interest liability related to uncertain tax positions in the amounts of $698 and $460 respectively, which is included within income tax accrual on the consolidated balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within taxes on income expense.

The Company's U.S subsidiary files income tax return in the U.S federal jurisdiction. As of December 31, 2020, the 2013 through 2019 tax years are open and may be subject to potential examinations in the U.S.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

b.Israeli taxation:

1.Foreign Exchange Regulations:

Commencing taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations. Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.Tax rates:

The Israeli corporate tax rate in 2020, 2019 and 2018 was 23%. A company is taxable on its real capital gains at the corporate tax rate in the year of sale.

3.Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company elected to apply the Preferred Enterprise regime under the Law for the Encouragement of Capital Investment (the “Investment Law”) as of 2014 tax year. The election is irrevocable. Under the Preferred Enterprise regime, The uniform corporate tax rate was 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel during 2016 and 2017.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Amendment 73 also prescribes special tax tracks for technological enterprises, the new tax tracks under the amendment are as follows:

Technological preferred enterprise - an enterprise whose total consolidated revenues (parent company and all subsidiaries) is less than NIS 10 billion. Technological Preferred Enterprise, as defined in the law, which is located in the center of Israel (where our Israeli subsidiary is currently located) is subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A, the tax rate is 7.5%), subject to satisfaction of a number of conditions, including compliance with a minimal amount or ratio of annual Research and development expenditure and Research and development employees, as well as having at least 25% of annual income derived from exports.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

The Company believes it meets the Technological preferred enterprise conditions.

Income not eligible for Preferred Technological Enterprise benefits is taxed at a regular rate, 23% from 2018 onwards.

Prior to 2014, most of the Company’s income was exempt from tax or subject to reduced tax rates under the Approved Enterprise program or the Beneficiary Enterprise in the Investment Law. Upon distribution of exempt income, the distributing company will be subject to corporate reduced tax rates ordinarily applicable to such income under the Investment Law.

Reduced income under the Investment Law including the Preferred Enterprise Regime and Preferred Technological Enterprise Regime will be freely distributable as dividends, subject to a 15% or 20% withholding tax (or lower rate for non Israeli resident shareholder, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income and Technological Preferred Enterprise to an Israeli company, no withholding tax will be remitted.

Out of the Company's retained earnings as of December 31, 2020, $140,164 are tax-exempted attributable to its Beneficiary and Approved Enterprise programs. If such tax-exempt income is distributed in a manner other than upon complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits, and an income tax liability of up to $32,237 would be incurred as of December 31, 2020.

The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as dividend. The Company intends to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved Enterprise and Privileged Enterprise programs as the undistributed tax-exempt income is essentially permanent by reinvestment.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

c. Taxes on income are comprised as follows:

	Year ended December 31,
	2020	2019	2018

Current taxes	$3,995	$4,678	$5,371
Deferred taxes	333	(1,535)	(2,308)

	$4,328	$3,143	$3,063

Domestic	$2,648	$1,833	$2,049
Foreign	1,680	1,310	1,014

	$4,328	$3,143	$3,063

	Year ended December 31,
	2020	2019	2018
Domestic taxes:

Current taxes	$3,166	$3,670	$2,206
Deferred taxes	(518)	(1,837)	(157)

	2,648	1,833	2,049
Foreign taxes:

Current taxes	829	1,008	3,165
Deferred taxes	851	302	(2,151)

	1,680	1,310	1,014

	$4,328	$3,143	$3,063

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

d.Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2020	2019

Carryforward losses and tax credit	$6,962	$7,175
Deferred revenues	4,158	4,967
Temporary differences	6,071	4,484

Deferred tax assets before valuation allowance	17,191	16,626
Valuation allowance	(1,992)	(1,477)

Net deferred tax assets	15,199	15,149

Intangible assets, including goodwill	(4,699)	(5,140)
Depreciable assets	(2,024)	(1,497)
Unrealized gains on marketable securities	(453)	(388)

Deferred tax liability	(7,176)	(7,025)

Net deferred tax assets	$8,023	$8,124

e.Foreign:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018. Apportioned income is also subject to tax in various states.

Through December 31, 2020, the U.S. subsidiary had a U.S. federal loss carryforward of $4,761, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2023 and fiscal 2038.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

On March 27, 2020, President Donald J. Trump signed the Coronavirus Aid Relief, and Economic Security Act (the “CARES Act”) into law. The Act includes several significant business tax provisions that, among other things, eliminate the taxable income limit for certain net operating losses and allow businesses and individuals to carry back Net Operating Losses (“NOLs”) arising in 2018, 2019, and 2020 to the five prior tax years. As a result of the aforementioned NOLs provision in the CARES Act, management intend is to carry back NOLs generated in 2019 and 2020 to tax years 2014 and 2015. The applicable tax rate during these years was 34%, therefore, recognizing a deferred benefit of $1,567 due to the remeasurement of the NOLs deferred tax asset.

The Company continues to monitor tax implications resulting from new legislation passed in response to the COVID-19 pandemic in the federal, state and foreign jurisdictions where it has an income tax expense.

f.Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

g.A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the consolidated statements of income is as follows:

	Year ended December 31,
	2020	2019	2018

Income before taxes, as reported in the consolidated statements of income	$13,964	$25,709	$14,798

Statutory tax rate	23%	23%	23%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$3,212	$5,913	$3,404
Tax adjustment in respect of different tax rate of foreign subsidiary	(185)	-	65
Non-deductible expenses and other permanent differences	83	188	(340)
Deferred taxes on losses for which valuation allowance was provided, net	959	592	743
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(152)	(2,175)	(2,259)
Foreign withholding taxes	1,489	-	-
Stock compensation relating to stock options per ASC No. 718	1,258	821	1,073
Income taxes in respect of prior years	292	330	273
Change of tax rate	(599)	-	696
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(1,844)	(2,783)	(684)
Other	(185)	257	92

Actual tax expense	$4,328	$3,143	$3,063

(*) Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.04	$0.06	$0.00

Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.04	$0.06	$0.00

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

h.Income before taxes on income is comprised as follows:

	Year ended December 31,
	2020	2019	2018

Domestic	$7,751	$19,185	$9,009
Foreign	6,213	6,524	5,789

Income before taxes on income	$13,964	$25,709	$14,798